Impairment charges (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Impairment charges
Recoveries	$ (247)	$ (190)	$ (191)
Impairment charges/(benefits)	424	537	648
Performing
Impairment charges
Provisions raised/(released)	(36)	(150)	274
Non-performing
Impairment charges
Provisions raised/(released)	707	877	565
Loans and credit commitments
Impairment charges
Impairment charges/(benefits)	427	536	647
Debt securities at amortised cost
Impairment charges
Impairment charges/(benefits)	(3)
Debt securities at FVOCI
Impairment charges
Impairment charges/(benefits)		1	$ 1
Parent Entity
Impairment charges
Recoveries	(240)	(184)
Impairment charges/(benefits)	440	475
Parent Entity | Performing
Impairment charges
Provisions raised/(released)	14	(142)
Parent Entity | Non-performing
Impairment charges
Provisions raised/(released)	666	801
Parent Entity | Loans and credit commitments
Impairment charges
Impairment charges/(benefits)	466	469
Parent Entity | Debt securities at amortised cost
Impairment charges
Impairment charges/(benefits)	(2)	1
Parent Entity | Debt securities at FVOCI
Impairment charges
Impairment charges/(benefits)	(1)	1
Parent Entity | Due to subsidiaries
Impairment charges
Impairment charges/(benefits)	$ (23)	$ 4